INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Current – Federal	$ 4,280,033	$ 2,859,997	$ 3,024,953
Current – State	289,345	595,915	205,779
Total Current	4,569,378	3,455,912	3,230,732
Deferred
Deferred tax expense (benefit)	(151,474)	487,481	156,075
Total Provision	$ 4,417,904	$ 3,943,393	$ 3,386,807